Note 9 - Commitments and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 09, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 9 - Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount	$ (5,900)			$ (5,850)
Lease Expense Under All Operating Leases		$ 14,000	$ 14,600	$ 12,300
Service Equipment and Other Capital Assets Purchase Commitment [Member]
Note 9 - Commitments and Contingencies (Details) [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed		$ 15,900
Minimum [Member]
Note 9 - Commitments and Contingencies (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract		12 years
Maximum [Member]
Note 9 - Commitments and Contingencies (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract		7 months
Inventories [Member]
Note 9 - Commitments and Contingencies (Details) [Line Items]
Long-term Purchase Commitment, Amount		$ 72,000
Long-term Purchase Commitment, Period		5 years